Receivables And Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs Capitalized Prepaid Expense and Other Assets, Current [Abstract]
Customer accounts receivable		$ 985
Other		42
Capitalized transportation capacity	$ 89	190
Prepaid expenses	59	57
Due From Related Parties	5	16
Net investment in direct financing lease	8	8
Income Taxes Receivable, Current	24	33
Other	0	5
Receivables and other current assets	$ 1,326	$ 1,323